RENTALS AND LEASES	12 Months Ended
Dec. 31, 2011
RENTALS AND LEASES
RENTALS AND LEASES

12. RENTALS AND LEASES

The company leases sales and administrative office facilities, distribution centers, research and manufacturing facilities, as well as vehicles and other equipment under operating leases. Rental expense under all operating leases was $130 million in 2011 and $121 million in both 2010 and 2009. As of December 31, 2011, future minimum payments with non-cancelable terms in excess of one year under all legacy Ecolab operating leases and legacy Nalco operating leases related to facilities were:

MILLIONS
2012	$105
2013	80
2014	56
2015	43
2016	38
Thereafter	151
Total	$473

The company enters into operating leases for vehicles whose non-cancelable terms are one year or less in duration with month-to-month renewal options. These leases have been excluded from the table above. The company estimates payments under such leases will approximate $39 million in 2012. These vehicle leases have guaranteed residual values that have historically been satisfied primarily by the proceeds on the sale of the vehicles.